Geographic and Significant Customer Information	6 Months Ended
Jun. 30, 2025
Geographic and Significant Customer Information [Abstract]
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

NOTE 10 - GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

The Company has identified one reportable and operating segment that designs, develops, manufactures and markets cryoablation medical devices. The chief operating decision maker (“CODM”) assesses the performance of the Company and decides how to allocate resources based upon consolidated net comprehensive loss that is also reported within the consolidated statements of comprehensive loss. The measure of segment assets that is reviewed by the CODM is reported within the consolidated balance sheet as consolidated total assets. Significant expense categories provided to the CODM are those presented in the consolidated statements of comprehensive loss and in Notes 6-9.

The following table sets forth reporting revenue information by geographic region:

	Six months ended June 30,	Six months ended June 30,
	2025	2024
United States	371	524
Spain	187	129
Italy	175	46
Japan	98	335
India	16	238
Israel	10	8
Other[1]	393	474
	1,250	1,754

The following table sets forth reporting property and equipment information by geographic region:

	As of June 30,	As of December 31,
	2025	2024
Israel	883	933
United States	246	319
	1,129	1,252

The following table is a summary of customer concentrations as a percentage of revenue:

	Six months ended June 30,	Six months ended June 30,
	2025	2024
Customer A	15%	*
Customer B	14%	*
Customer C	*	14%
Customer D	*	10%
*	Lower Than 10%
[1]	No country included in Others represented more than 10% of consolidated revenues.